EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Anti-dilutive shares excluded from the computation of diluted earnings per share
Net income attributable to Canadian Solar Inc. - basic	$ 95,248	$ 146,703	$ 171,585
Dilutive effect of interest expense of convertible notes	5,300	1,518	975
Net income attributable to Canadian Solar Inc. - diluted	$ 100,548	$ 148,221	$ 172,560
Denominator for basic calculation - weighted average number of common shares - basic	61,614,391	59,575,898	59,633,855
Diluted effects of share number from share options and RSUs	985,554	897,258	794,526
Dilutive effects of share number from convertible notes	6,272,157	1,833,663	349,315
Denominator for diluted calculation - weighted average number of common shares - diluted	68,872,102	62,306,819	60,777,696
Basic earnings per share	$ 1.55	$ 2.46	$ 2.88
Diluted earnings per share	$ 1.46	$ 2.38	$ 2.83
Share options and RSUs
Anti-dilutive shares excluded from the computation of diluted earnings per share
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	3,877	187,083	41,950